Janus Henderson Global Allocation Fund - Growth Expense Example - Class D Shares [Member] - Janus Henderson Global Allocation Fund - Growth - Class D	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	$ 942